Condensed financial information of the Company - Condensed Statements of Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (163,410,021)	$ (154,176,673)	$ (163,686,999)
Operating loss	(204,693,754)	147,809,450	309,862,002
Interest expense	(183,398,772)	(129,487,405)	(113,775,360)
Interest income	28,296,824	33,405,610	51,493,595
Net (loss)/gain on debt extinguishment		(1,843,306)	(8,580,510)
Gain/ (loss) on short-term investments	(30,203,357)	5,052,944	1,451,200
Other expenses/(income)	2,509,645	(1,296,377)	5,848,727
Income/(loss) before income taxes	(420,542,642)	67,575,310	233,507,174
Income taxes	7,280,528	(135,059,190)	(150,478,372)
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(417,307,378)	(81,040,908)	68,344,527
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	20,861,635	94,386,918	(21,079,940)
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(399,489,223)	(13,768,778)	48,299,700
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(4,965,230)	(7,441,398)	(9,509,893)
Operating loss	(4,965,230)	(7,441,398)	(9,509,893)
Interest expense	(121,289,406)	(112,975,103)	(107,382,764)
Interest income	545,599	599,544	1,682,189
Net (loss)/gain on debt extinguishment		(5,583,578)	536,011
Gain/ (loss) on short-term investments	(1,627,139)	(27,077)	27,099
Other expenses/(income)	(878,154)	(4,277,443)	(20,106,250)
Equity in profit of subsidiaries, net	(289,093,048)	43,080,570	203,098,135
Income/(loss) before income taxes	(417,307,378)	(81,040,908)	68,344,527
Net income /(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	(417,307,378)	(81,040,908)	68,344,527
Other comprehensive income/(loss), net of tax of nil
Other comprehensive income/(loss), tax	0	0	0
Foreign currency translation adjustments	17,818,154	67,283,263	(20,044,827)
Comprehensive income/(loss) attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ (399,489,224)	$ (13,757,645)	$ 48,299,700